united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 3/31/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Shares				Fair Value
	COMMON STOCKS - 41.7%
	AGRICULTURE - 1.6%
6,363	Archer-Daniels-Midland Co.			$ 231,041
4,555	Reynolds American, Inc.			229,162
				460,203
	AIRLINES - 1.6%
5,159	American Airlines Group, Inc.			211,571
4,334	United Continental Holdings. *			259,433
				471,004
	AUTO PARTS & EQUIPMENT - 0.9%
7,519	The Goodyear Tire & Rubber Co.			247,977

	BIOTECHNOLOGY - 0.7%
2,246	Gilead Sciences, Inc.			206,317

	CHEMICALS - 2.5%
2,787	LyondellBasell Industries N.V.			238,511
4,903	The Dow Chemical Co.			249,367
8,816	The Mosaic Co.			238,032
				725,910
	COMMERCIAL SERVICES - 0.8%
3,508	United Rentals, Inc. *			218,163

	COMPUTERS - 0.8%
20,149	HP, Inc.			248,236

	DIVERSIFIED FINANCIAL SERVICES - 1.6%
7,553	The Charles Schwab Corporation			211,635
6,417	Franklin Resources, Inc.			250,584
				462,219
	ELECTRIC - 3.7%
24,449	The AES Corp.			288,498
3,654	Edison International			262,686
7,781	Exelon Corp.			279,027
5,625	Public Service Enterprise, Inc.			265,162
				1,095,373
	ELECTRONICS - 0.9%
12,590	Corning, Inc.			263,005

	ENERGY - ALTERNATE SOURCES - 0.8%
3,363	First Solar, Inc.*			230,265

	ENGINEERING & CONSTRUCTION - 0.9%
5,087	Fluor Corp.			273,172
HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016
Shares				Fair Value
	FOOD - 1.6%
5,415	The Kroger Co.			$ 207,124
4,094	Tyson Foods, Inc.			272,906
				480,030
	GAS - 0.9%
11,187	NiSource, Inc.			263,566

	HEALTHCARE - PRODUCTS - 0.9%
6,093	Baxter International, Inc.			250,300

	HEALTHCARE - SERVICES - 1.6%
1,609	Anthem, Inc.			223,635
3,217	Quest Diagnostics, Inc.			229,855
				453,490
	INSURANCE - 2.5%
1,698	Berkshire Hathaway, Inc.*			240,912
3,700	The Allstate Corp.			249,269
2,019	The Travelers Cos, Inc.			235,637
				725,818
	MEDIA - 0.7%
9,272	TEGNA, Inc.			217,521

	MINING - 2.1%
29,590	Alcoa, Inc.			283,472
12,575	Newmont Mining Corp.			334,244
				617,716
	OIL & GAS - 2.9%
4,690	Helmerich & Payne, Inc.			275,397
4,837	Marathon Petroleum Corp.			179,840
2,155	Tesoro Corp.			185,352
3,161	Valero Energy Corp.			202,746
				843,335
	OIL & GAS SERVICES - 0.8%
7,205	National Oilwell Varco, Inc.			224,075

	PHARMACEUTICALS - 0.8%
4,231	Merck & Co, Inc.			223,862

	RETAIL - 3.3%
7,286	Best Buy Co., Inc.			236,358
4,339	Kohl's Corp.			202,241
9,485	The Gap, Inc.			278,859
3,478	Wal-Mart Stores, Inc.			238,208
				955,666
	SEMICONDUCTORS - 1.4%
6,691	Intel Corp.			216,454
17,095	Micron Technology, Inc. *			178,985
				395,439
HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016
Shares				Fair Value
	TELECOMMUNICATIONS - 4.5%
6,422	AT&T, Inc.			$ 251,550
9,303	CenturyLink, Inc.			297,324
49,788	Frontier Communications Corp.			278,315
4,461	Level 3 Communications, Inc. *			235,764
4,853	Verizon Communications, Inc.			262,450
				1,325,403
	TRANSPORTATION - 0.9%
4,283	Ryder System, Inc.			277,453

	TOTAL COMMON STOCKS (Cost $11,335,605)			12,155,518

	EXCHANGE TRADED FUNDS - 49.5%
	EQUITY FUNDS - 49.5%
72,290	iShares Nasdaq Biotechnology ETF			2,582,199
78,600	ProShares Ultra QQQ			5,800,680
95,305	ProShares Ultra S&P500			6,082,365
	TOTAL EXCHANGE TRADED FUNDS (Cost $13,718,428)			14,465,244

	MUTUAL FUND - 7.3%
	EQUITY FUND - 7.3%
74,284	Rydex Series - Health Care Fund (Cost $2,100,000)			2,128,228

	SHORT-TERM INVESTMENT - 1.5%
	MONEY MARKET FUND - 1.5%
432,570	Dreyfus Cash Management, Institutional Shares, 0.04% + (Cost $432,570)			432,570

	TOTAL INVESTMENTS - 100.0% (Cost $27,586,603) (a)			$ 29,181,560
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%			(4,763)
	NET ASSETS - 100.0%			$ 29,176,797

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $27,666,131 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:			$ 1,958,183
	Unrealized Depreciation:			(442,754)
	Net unrealized Appreciation:			$ 1,515,429
+ Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.
* Non-income producing security.
N.V. - Naamloze Vennootschap.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by each Funds Board of Trustees (the "Board") of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes such as meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Fund's assets and liabilities measured at fair value:

HCM Tactical Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 12,155,518	$ -	$ -	$ 12,155,518
Exchange Traded Funds	14,465,244	-	-	14,465,244
Mutual Fund	2,128,228	-	-	2,128,228
Short-Term Investment	432,570	-	-	432,570
Total	$ 29,181,560	$ -	$ -	$ 29,181,560

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Shares				Fair Value
	COMMON STOCKS - 107.8%
	AGRICULTURE - 8.3%
19,129	Altria Group, Inc.			$ 1,198,623
36,322	Archer-Daniels-Midland Co.			1,318,852
14,866	Philip Morris Internationl, Inc.			1,458,503
23,317	Reynolds American, Inc.			1,173,078
				5,149,056
	AUTO MANUFACTURER - 2.2%
24,717	PACCAR, Inc.			1,351,773

	BIOTECHNOLOGY - 1.7%
11,864	Gilead Sciences, Inc.			1,089,827

	CHEMICALS - 5.8%
14,040	LyondellBasell Industries N.V.			1,201,543
25,034	The Dow Chemical Co.			1,273,229
42,741	The Mosaic Co.			1,154,007
				3,628,779
	COMPUTERS - 7.7%
95,285	Hewlett Packard Co.			1,173,911
8,449	International Business Machines Corp.			1,279,601
38,121	Seagate Technology PLC			1,313,268
21,959	Western Digital Corp.			1,037,343
				4,804,123
	DIVERSIFIED FINANCIAL SERVICE - 2.2%
114,218	Navient Corp.			1,367,189

	ELECTRIC - 9.7%
133,130	AES Corp.			1,570,934
46,604	Exelon Corp.			1,671,219
111,248	NRG Energy, Inc.			1,447,336
28,267	Public Service Enterprise Group, Inc.			1,332,506
				6,021,995
	ELECTRONICS - 2.1%
33,242	Garmin Ltd.			1,328,350

	ELECTRONICS - 2.4%
27,212	Fluor Corp.			1,461,284

	ENERGY - ALTERNATE SOURCES - 2.1%
31,842	International Paper Co.			1,306,796

	GAS - 2.6%
76,172	Centerpoint Energy, Inc.			1,593,518

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016
Shares				Fair Value
	HEALTHCARE - SERVICES - 4.1%
9,890	Anthem, Inc.			$ 1,374,611
16,617	Quest Diagnostics Inc			1,187,285
				2,561,896
	INSURANCE - 2.0%
36,596	The Progressive Corp.			1,285,984

	INTERNET - 1.7%
43,664	eBay, Inc. *			1,041,823

	IRON & STEEL - 2.4%
31,294	Nucor Corp.			1,480,206

	MACHINERY - CONSTRUCTION & MINING - 2.3%
18,477	Caterpillar, Inc.			1,414,230

	MACHINERY - DIVERSIFIED - 2.3%
12,809	Cummins, Inc.			1,408,222

	OIL & GAS - 2.2%
23,057	Helmerich & Payne, Inc.			1,353,907

	OIL & GAS SERVICES - 1.9%
37,548	National Oilwell Varco, Inc.			1,167,743

	PHARMACEUTICALS - 4.2%
12,674	Johnson & Johnson			1,371,327
41,543	Pfizer, Inc.			1,231,335
				2,602,662
	PIPELINES - 6.9%
82,581	Kinder Morgan, Inc.			1,474,897
51,995	ONEOK, Inc.			1,552,571
76,737	The Williams Cos, Inc.			1,233,163
				4,260,631
	REAL ESTATE INVESTMENT TRUST (REIT) - 6.3%
79,486	Host Hotels & Resorts, Inc.			1,327,416
43,012	Iron Mountain, Inc.			1,458,537
14,160	The Macerich Co.			1,122,038
				3,907,991
	RETAIL - 10.5%
37,158	Best Buy Co., Inc.			1,205,406
36,479	GameStop Corp.			1,157,479
47,205	Gap, Inc.			1,387,827
27,088	Kohls Corp.			1,262,572
21,446	Wal-Mart Stores, Inc.			1,468,837
				6,482,121
HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016
Shares				Fair Value
	TELECOMMUNICATIONS - 11.9%
38,435	AT&T, Inc.			$ 1,505,499
47,385	CenturyLink, Inc.			1,514,425
261,377	Frontier Communications Corp.			1,461,097
25,555	Level 3 Communications, Inc. *			1,350,582
28,462	Verizon Communications, Inc.			1,539,225
				7,370,828
	TRANSPORTATION - 2.3%
21,959	Ryder System, Inc.			1,422,504

	TOTAL COMMON STOCKS (Cost $60,894,752)			66,863,438

	SHORT-TERM INVESTMENT - 4.2%
	MONEY MARKET FUND - 4.2%
2,634,442	Dreyfus Cash Management, Institutional Shares, 0.04% + (Cost $2,634,442)			2,634,442

	TOTAL INVESTMENTS - 112.0% (Cost $63,529,194) (a)			$ 69,497,880
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.0)%			(7,478,080)
	NET ASSETS - 100.0%			$ 62,019,800

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $63,563,595 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:			$ 6,972,558
	Unrealized Depreciation:			(1,038,273)
	Net unrealized Appreciation:			$ 5,934,285

+ Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.
* Non-income producing security.
N.V. - Naamloze Vennootschap.
PLC - Public Limited Company.
REIT- Real Estate Investment Trust.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by each Funds Board of Trustees (the "Board") of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes such as meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Fund's assets and liabilities measured at fair value:
HCM Dividend Sector Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 66,863,438	$ -	$ -	$ 66,863,438
Short-Term Investment	2,634,442	-	-	2,634,442
Total	$ 69,497,880	$ -	$ -	$ 69,497,880

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 5/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 5/27/2016

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 5/27/2016